Inventories - Summary of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Raw materials	$ 9,138	$ 7,175
Finished goods	239	357
Inventories	$ 9,377	$ 7,532